SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2017	$ (7,848)
Other comprehensive income before reclassifications	2,449
Amounts reclassified from AOCI	(1,772)
Other comprehensive income	677	$ 768	$ (4,505)
Balance as of December 31, 2017	(7,171)	(7,848)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2017	(256)
Other comprehensive income before reclassifications	2,331
Amounts reclassified from AOCI	(1,772)
Other comprehensive income	559
Balance as of December 31, 2017	303	(256)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2017	(7,592)
Other comprehensive income before reclassifications	118
Amounts reclassified from AOCI
Other comprehensive income	118
Balance as of December 31, 2017	$ (7,474)	$ (7,592)